DEBT - Golar LNG Partners Credit Facility Narrative (Details) $ in Thousands	1 Months Ended	12 Months Ended		42 Months Ended	57 Months Ended
	Nov. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) tranche	Dec. 31, 2012 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2008 USD ($)
Debt Instrument [Line Items]
Total debt		$ 1,374,710	$ 1,331,112
Golar LNG Partners Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 285,000
Line of credit facility, interest rate description		LIBOR plus a margin of 1.15%
Margin on LIBOR	1.34%
Total debt		$ 0	$ 181,500
Quarterly facility decreases				$ 2,500
Debt instrument term (in years)			10 years
Final balloon payment			$ 137,500
Golar LNG Partners Credit Facility | Scenario, Forecast
Debt Instrument [Line Items]
Quarterly facility decreases					$ 5,500
Golar Partners Operating Credit Facility
Debt Instrument [Line Items]
Margin on LIBOR			3.00%
Total debt		$ 0	$ 185,000
Final balloon payment			$ 130,000
Number of tranches | tranche			2
Quarterly payments			$ 5,000
Commitment fee percentage			1.20%
Golar Partners Operating Credit Facility | Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 225,000
Golar Partners Operating Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000